FINANCE COSTS (Details Textual) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Finance Cost [Line Items]
Debt facilities, finance costs, noncash accretion expense		$ 8.7	$ 7.2
Unsecured Senior Convertible Notes [Member]
Disclosure Of Detailed Information About Finance Cost [Line Items]
Value of convertible debentures issued, excluding any over allotment option	$ 200.0		$ 200.0
Additional over-allotment option to purchase outstanding senior convertible notes	$ 30.0